INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Contingency
Net reduction of unrecognized tax benefits	$ 443	$ 642	$ 499
Operating loss carryforwards, tax	$ 3,000
Expiration period for unused tax carryforwards	20 years
Unrecognized tax benefits	$ 997	$ 1,440	$ 2,082	$ 2,581
Domestic Tax Authority
Income Tax Contingency
Operating loss carryforwards	271,400
Foreign Tax Authority
Income Tax Contingency
Operating loss carryforwards	$ 33,800